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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/09

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Northaven Management, Inc.
Address: 375 Park Ave., Suite 2709
         New York, NY 10152

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Adena Plesmid
Title: Controller
Phone: 212 798-0305

Signature, Place, and Date of Signing:


          A Plesmid                   New York, NY               10/15/09
-----------------------------   -----------------------   ----------------------
         [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----

28-__________          ________________________
[Repeat as necessary.]

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                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            NONE
Form 13F Information Table Entry Total:         49
Form 13F Information Table Value Total:    127,900
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.        Form 13F File Number   Name
--------   --------------------   ----
28-_____   ____________________   __________________________

[Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

             COLUMN 1                 COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5     COLUMN 6  COLUMN 7       COLUMN 8
---------------------------------- -------------- --------- ---------- ---------------- ---------- -------- ------------------
                                                                                                             VOTING AUTHORITY
              NAME OF                 TITLE OF                         SHRS OR SH/ PUT/ INVESTMENT  OTHER   ------------------
               ISSUER                   CLASS       CUSIP      VALUE   PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------------- -------------- --------- ---------- ------- --- ---- ---------- -------- ------ ------ ----
ACNB CORP                          OTC EQ         000868109    2159092  166084 SH       SOLE                166084
AEGON NV                           NY REGISTRY SH 007924103    1269000  150000 SH       SOLE                150000
ARTHUR J. GALLAGHER & CO           COM            363576109    2970703  121900 SH       SOLE                121900
AON CORP                           COM            037389103    1892085   46500 SH       SOLE                 46500
ARES CAPITAL CORP                  COM            04010L103    3030500  275000 SH       SOLE                275000
COMMUNITY BANKERS TRUST CORP       COM            203612106 2901918.63  843581 SH       SOLE                843581
CATHAY GENERAL BANCORP             COM            149150104    1456200  180000 SH       SOLE                180000
CHUBB CORP                         COM            171232101    3150625   62500 SH       SOLE                 62500
COMERICA INC                       COM            200340107    4435665  149500 SH       SOLE                149500
COLUMBIA BANKING SYSTEM INC        COM            197236102    3310000  200000 SH       SOLE                200000
CENTERSTATE BANKS INC              COM            15201P109    3393489  430100 SH       SOLE                430100
CONNECTICUT BANK & TRUST COMPANY   COM            207546102    1575228  352400 SH       SOLE                352400
CVB FINANCIAL CORP                 COM            126600105    1303962  171800 SH       SOLE                171800
DISCOVER FINANCIAL SERVICES        COM            254709108    2051472  126400 SH       SOLE                126400
EASTERN INSURANCE HOLDINGS INC     COM            276534104 6273646.65  658305 SH       SOLE                658305
ENDURANCE SPECIALTY HOLDINGS LTD   SHS            G30397106    4091934  112200 SH       SOLE                112200
EASTERN VIRGINIA BANKSHARES INC    COM            277196101  1933220.8  239260 SH       SOLE                239260
FIRST CAPITAL BANCORP INC          COM            319438107 1052734.25  139435 SH       SOLE                139435
FIRST HORIZON NATIONAL CORP        COM            320517105    1190700   90000 SH       SOLE                 90000
FISERV INC                         COM            337738108  1281204.2   26581 SH       SOLE                 26581
FPIC INSURANCE GROUP INC           COM            302563101 1275201.95   38009 SH       SOLE                 38009
1ST UNITED BANCORP INC (FLORIDA)   COM            33740N105    2587500  450000 SH       SOLE                450000
GENWORTH FINANCIAL INC             COM CL A       37247D106    3585000  300000 SH       SOLE                300000
HERITAGE OAKS BANCORP              COM            42724R107     330750   45000 SH       SOLE                 45000
HAMPSHIRE FIRST BANK               OTC EQ         408853109    2051000  293000 SH       SOLE                293000
HERITAGE FINANCIAL CORP            COM            42722X106    4431550  337000 SH       SOLE                337000
HOME BANCSHARES INC                COM            436893200  838045.44   38232 SH       SOLE                 38232
INVESCO                            SHS            G491BT108 4227692.76  185751 SH       SOLE                185751
JPMORGAN CHASE & CO                COM            46625H100 3430273.42   78281 SH       SOLE                 78281
LENDER PROCESSING SERVICES INC     COM            52602E102    2305468   60400 SH       SOLE                 60400
MARSH & MCLENNAN COMPANIES INC     COM            571748102  3362043.5  135950 SH       SOLE                135950
MORGAN STANLEY                     COM NEW        617446448  3325312.8  107685 SH       SOLE                107685
NARA BANCORP INC                   COM            63080P105     910450  131000 SH       SOLE                131000
NEW ENGLAND BANCSHARES INC         COM NEW        643863202    1525200  254200 SH       SOLE                254200
PACWEST BANCORP                    COM            695263103    3328035  174700 SH       SOLE                174700
PRINCIPAL FINANCIAL GROUP INC      COM            74251V102 3950815.77  144243 SH       SOLE                144243
PMA CAPITAL CORP                   CL A           693419202    2845000  500000 SH       SOLE                500000
PARTNERRE LTD                      COM            G6852T105    2692900   35000 SH       SOLE                 35000
PLATINUM UNDERWRITERS HOLDINGS LTD COM            G7127P100    3874304  108100 SH       SOLE                108100
STATE BANCORP INC                  COM            855716106 2626555.75  310835 SH       SOLE                310835
TRAVELERS COMPANIES INC            COM            89417E109    3396870   69000 SH       SOLE                 69000
SOUTH FINANCIAL GROUP INC          COM            837841105    1433250  975000 SH       SOLE                975000
UMPQUA HOLDINGS CORP               COM            904214103    2692400  254000 SH       SOLE                254000
US BANCORP (DEL)                   COM NEW        902973304 3947347.64  180574 SH       SOLE                180574
UNIVEST CORP OF PENNSYLVANIA       COM            915271100    4279825  197500 SH       SOLE                197500
WESTERN ALLIANCE BANCORP           COM            957638109    4417000  700000 SH       SOLE                700000
WEBSTER FINANCIAL CORP             COM            947890109    1558750  125000 SH       SOLE                125000
WILLIS GROUP HOLDINGS LTD          SHS            G96655108    1935892   68600 SH       SOLE                 68600
DIME BANCORP INC                   OTC EQ         25429Q110   12413.25  413775 SH       SOLE                413775
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